Schedule of Investments
September 30, 2024
(Unaudited)
Invesco Select Risk: Moderately Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–100.10%(a)
	% of Net Assets 09/30/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/24	Value 09/30/24
Alternative Funds–5.01%
Invesco Global Real Estate Income Fund, Class R6(b)	2.58%	$7,370,255	$321,515	$(782,760)	$310,665	$(2,285)	$197,723	824,488	$7,230,762
Invesco Macro Allocation Strategy Fund, Class R6	2.43%	6,621,188	338,351	(316,703)	215,311	(21,545)	—	884,425	6,836,602
Total Alternative Funds		13,991,443	659,866	(1,099,463)	525,976	(23,830)	197,723		14,067,364
Domestic Equity Funds–24.70%
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	2.98%	9,391,528	—	(2,634,053)	1,524,098	86,497	—	243,612	8,368,070
Invesco Main Street Small Cap Fund, Class R6	2.94%	6,990,576	775,394	(447,295)	932,918	21,032	—	349,942	8,272,625
Invesco NASDAQ 100 ETF	5.01%	5,013,559	10,186,333	(3,042,403)	1,670,404	252,094	54,773	70,102	14,079,987
Invesco Russell 1000® Dynamic Multifactor ETF	6.93%	16,448,167	3,565,504	(1,083,921)	389,258	148,882	208,958	367,388	19,467,890
Invesco S&P 500® Low Volatility ETF	—	11,093,953	—	(11,412,551)	(928,152)	1,246,750	44,340	—	—
Invesco S&P 500® Pure Growth ETF	—	5,669,566	—	(6,318,956)	(1,905,562)	2,554,952	—	—	—
Invesco S&P 500® Pure Value ETF	4.46%	6,534,635	6,371,120	(1,234,834)	707,104	141,911	206,819	140,800	12,519,936
Invesco Value Opportunities Fund, Class R6	2.38%	—	6,390,333	(564,334)	828,419	27,152	—	301,243	6,681,570
Total Domestic Equity Funds		61,141,984	27,288,684	(26,738,347)	3,218,487	4,479,270	514,890		69,390,078
Fixed Income Funds–58.16%
Invesco Core Bond Fund, Class R6	25.47%	—	74,987,049	(6,207,057)	2,703,117	68,692	1,818,282	12,294,124	71,551,801
Invesco Core Plus Bond Fund, Class R6	12.45%	26,906,496	10,598,989	(3,494,938)	1,409,392	(448,542)	1,199,501	3,696,765	34,971,397
Invesco Emerging Markets Sovereign Debt ETF	1.56%	—	4,306,278	(140,585)	231,160	1,316	160,127	204,566	4,398,169
Invesco Equal Weight 0-30 Year Treasury ETF	6.91%	32,853,428	—	(13,149,903)	3,275,620	(3,550,477)	557,361	668,111	19,428,668
Invesco Floating Rate ESG Fund, Class R6	3.09%	14,096,391	709,339	(6,048,913)	(92,403)	7,128	709,292	1,290,408	8,671,542
Invesco High Yield Fund, Class R6	3.14%	23,154,552	651,569	(15,168,006)	(234,875)	411,551	651,541	2,448,553	8,814,791
Invesco Income Fund, Class R6	—	2,818,841	36,975	(2,859,853)	190,194	(186,157)	36,975	—	—
Invesco International Bond Fund, Class R6	—	18,452,930	191,168	(18,270,053)	(624,787)	250,742	191,167	—	—
Invesco Senior Floating Rate Fund, Class R6	—	2,059,259	41,403	(2,110,077)	(62,930)	72,345	41,402	—	—
Invesco Taxable Municipal Bond ETF	—	22,945,646	—	(22,519,125)	3,437,857	(3,864,378)	139,729	—	—
Invesco Variable Rate Investment Grade ETF	5.54%	20,447,468	405,937	(5,368,311)	35,825	53,530	765,179	620,867	15,574,449
Total Fixed Income Funds		163,735,011	91,928,707	(95,336,821)	10,268,170	(7,184,250)	6,270,556		163,410,817
Foreign Equity Funds–11.68%
Invesco EQV Emerging Markets All Cap Fund, Class R6	0.80%	4,177,015	—	(2,099,595)	75,039	93,237	—	62,782	2,245,696
Invesco Developing Markets Fund, Class R6	0.64%	4,212,237	—	(2,578,739)	880,950	(713,872)	—	43,513	1,800,576
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	1.62%	3,566,857	838,144	(254,154)	391,276	2,987	118,554	87,188	4,545,110
Invesco Global Fund, Class R6	3.59%	11,418,427	—	(3,141,830)	1,800,164	(2,927)	—	92,906	10,073,834
Invesco Global Infrastructure Fund, Class R6	1.04%	2,816,735	53,019	(224,564)	276,493	14,725	53,019	230,306	2,936,408
Invesco International Developed Dynamic Multifactor ETF	1.35%	—	3,951,342	(167,402)	7,436	1,035	121,373	148,722	3,792,411
Invesco International Small-Mid Company Fund, Class R6	1.99%	2,894,987	2,443,675	(83,392)	356,585	(10,703)	—	122,243	5,601,152
Invesco Oppenheimer International Growth Fund, Class R6	0.65%	2,923,616	—	(1,318,877)	149,502	78,886	—	46,907	1,833,127
Invesco S&P Emerging Markets Low Volatility ETF	—	6,255,136	—	(6,223,863)	221,824	(253,097)	40,260	—	—
Invesco S&P International Developed Low Volatility ETF	—	2,834,888	—	(2,836,878)	15,095	(13,105)	—	—	—
Total Foreign Equity Funds		41,099,898	7,286,180	(18,929,294)	4,174,364	(802,834)	333,206		32,828,314
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.10%(a)
	% of Net Assets 09/30/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/24	Value 09/30/24
Money Market Funds–0.55%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(d)	0.19%	$488,701	$17,277,501	$(17,223,872)	$—	$—	$18,038	542,330	$542,330
Invesco Liquid Assets Portfolio, Institutional Class	—	341,764	10,424,143	(10,765,713)	(15)	(179)	10,101	—	—
Invesco Treasury Portfolio, Institutional Class, 4.78%(d)	0.36%	558,515	22,172,978	(21,731,811)	—	—	23,211	999,681	999,682
Total Money Market Funds		1,388,980	49,874,622	(49,721,396)	(15)	(179)	51,350		1,542,012
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $258,067,482)	100.10%	281,357,316	177,038,059	(191,825,321)	18,186,982	(3,531,823)	7,367,725		281,238,585

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 4.96%(d)(e)	—	132,837	344,144	(476,981)	—	—	1,532(f)	—	—
Invesco Private Prime Fund, 5.02%(d)(e)	—	341,585	884,887	(1,226,438)	(105)	71	4,105(f)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	474,422	1,229,031	(1,703,419)	(105)	71	5,637		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $258,067,482)	100.10%	$281,831,738	$178,267,090	$(193,528,740)	$18,186,877	$(3,531,752)	$7,373,362		$281,238,585
OTHER ASSETS LESS LIABILITIES	(0.10)%								(280,434)
NET ASSETS	100.00%								$280,958,151
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Includes return of capital distribution.
(c)	Non-income producing security.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderately Conservative Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2024, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Select Risk: Moderately Conservative Investor Fund